INCOME TAXES - Unrecognized tax benefits - Additional Information (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
INCOME TAXES
Unrecognized tax benefits	$ 28,967	$ 33,425	$ 47,637	$ 45,003
Gross unrecognized tax benefits, if fully recognized, would affect our effective tax rate	20,100
Estimated reserves for uncertain tax positions may be released in the next 12 months	11,800
Interest and penalties related to liabilities for uncertain tax positions in income tax expense	(900)	(5,300)	2,500
Total accrued interest and penalties relating to uncertain tax positions	12,400	13,300	$ 18,600
Valuation allowance	216,745	205,877
U.S
INCOME TAXES
Valuation allowance	$ 126,700	$ 106,400